Share Based Payments (Details) - Schedule of model inputs for options granted under the Black Scholes Valuation model							1 Months Ended
	Oct. 08, 2021 $ / shares	Feb. 02, 2021 $ / shares	Jul. 23, 2020 $ / shares	Jul. 23, 2020 £ / shares	Jun. 01, 2020 £ / shares	May 06, 2020 $ / shares	Jan. 31, 2020 £ / shares	Jan. 21, 2020 £ / shares
Share Based Payments (Details) - Schedule of model inputs for options granted under the Black Scholes Valuation model [Line Items]
Grant date share price (in Pounds per share, Dollars per share and Pounds per share) | (per share)	$ 0.719	$ 2.116		£ 2.184	£ 1.15	$ 0.853	£ 0.43	£ 0.43
Exercise share price (in Pounds per share, Dollars per share and Pounds per share) | (per share)	$ 0.719			£ 2.15	£ 0.7	$ 0.478	£ 0.42	£ 0.35
Risk free rate					0.04%		0.64%	0.40%
Expected volatility					111.00%		61.70%	84.70%
Option life	10 years	10 years	10 years	10 years		10 years
Weighted average share price (in Dollars per share)	$ 0.719	$ 1.818	$ 2.184			$ 0.853
Weighted average fair value per share option (in Dollars per share)	$ 0.319	0.862	$ 2.15			$ 0.478
Minimum [Member]
Share Based Payments (Details) - Schedule of model inputs for options granted under the Black Scholes Valuation model [Line Items]
Exercise share price (in Pounds per share, Dollars per share and Pounds per share)		$ 1.357
Risk free rate	0.32%	0.10%	0.04%	0.04%		0.04%
Expected volatility	83.00%	101.00%	92.00%	92.00%		92.00%
Maximum [Member]
Share Based Payments (Details) - Schedule of model inputs for options granted under the Black Scholes Valuation model [Line Items]
Exercise share price (in Pounds per share, Dollars per share and Pounds per share)		$ 1.983
Risk free rate	0.65%	0.02%	0.05%	0.05%		0.05%
Expected volatility	122.00%	162.00%	117.00%	117.00%		117.00%